VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—4.1%
South Korea—4.1%
Samsung Electronics Co., Ltd.	101,156	$ 5,901
Total Preferred Stock (Identified Cost $6,490)		5,901

Common Stocks—93.0%
Australia—1.8%
JB Hi-Fi Ltd.	53,063	1,726
Macquarie Group Ltd.	6,829	882
		2,608

Brazil—0.8%
B3 SA - Brasil Bolsa Balcao	518,100	1,216
Canada—3.7%
Canadian National Railway Co.	6,667	773
Cogeco Communications, Inc.	13,524	1,202
National Bank of Canada	30,394	2,334
Royal Bank of Canada	5,744	571
TC Energy Corp.	9,256	445
		5,325

China—18.2%
Alibaba Group Holding Ltd.(1)	193,800	3,588
China Construction Bank Corp. Class H	718,100	512
China Lesso Group Holdings Ltd.	1,413,000	2,249
China Merchants Bank Co., Ltd. Class H	679,000	5,404
CIFI Holdings Group Co., Ltd.	2,234,000	1,517
ENN Energy Holdings Ltd.	62,600	1,032
Gree Electric Appliances, Inc. of Zhuhai Class A	225,200	1,345
Longfor Group Holdings Ltd.	324,500	1,483
Luxshare Precision Industry Co., Ltd. Class A	800,275	4,391
NetEase, Inc.	33,100	560
Ping An Insurance Group Co. of China Ltd. Class H	313,500	2,144
Tencent Holdings Ltd.	35,500	2,119
		26,344

Finland—2.9%
Kesko Oyj Class B	107,741	3,716
Valmet Oyj	14,486	523
		4,239

France—4.6%
Air Liquide S.A.	1,854	297
	Shares	Value

France—continued
BNP Paribas S.A.	34,608	$ 2,214
Capgemini SE	3,351	695
Kering S.A.	417	296
L’Oreal S.A.	806	333
Sanofi	14,437	1,390
Schneider Electric SE	8,339	1,389
		6,614

Germany—1.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	5,719	1,560
SAP SE	3,260	441
Vonovia SE	11,029	662
		2,663

Hong Kong—2.6%
AIA Group Ltd.	34,200	393
Hong Kong Exchanges & Clearing Ltd.	21,600	1,327
SITC International Holdings Co., Ltd.	180,000	641
Techtronic Industries Co., Ltd.	68,000	1,344
		3,705

India—0.7%
HDFC Bank Ltd. ADR	3,286	240
Reliance Industries Ltd. Sponsored GDR	11,585	787
		1,027

Italy—1.8%
Enel SpA	331,587	2,545
Japan—8.3%
Advantest Corp.	9,100	811
Capcom Co., Ltd.	7,700	214
Disco Corp.	2,600	728
ITOCHU Corp.	104,100	3,032
KDDI Corp.	28,500	938
Nintendo Co., Ltd.	700	335
Sony Corp.	19,800	2,198
Tokio Marine Holdings, Inc.	23,100	1,238
Tokyo Electron Ltd.	1,900	840
Toyota Motor Corp.	92,500	1,648
		11,982

Kazakhstan—1.0%
Kaspi.KZ JSC GDR	13,162	1,403
Netherlands—0.5%
Wolters Kluwer N.V.	6,726	713
Russia—4.5%
LUKOIL PJSC Sponsored ADR	68,063	6,443
	Shares	Value

Saudi Arabia—0.3%
Saudi Arabian Oil Co.	50,748	$ 487
Singapore—6.3%
DBS Group Holdings Ltd.	131,200	2,907
Keppel DC REIT	200,400	366
Mapletree Industrial Trust	2,836,100	5,796
		9,069

South Africa—2.7%
Gold Fields Ltd. Sponsored ADR	480,910	3,905
South Korea—1.5%
Samsung Electronics Co., Ltd.	35,143	2,179
Spain—1.7%
Iberdrola S.A.	242,435	2,439
Sweden—0.3%
Swedish Match AB	20,471	179
Thule Group AB	4,634	232
		411

Switzerland—4.9%
Nestle S.A. Registered Shares	5,881	709
Roche Holding AG	1,868	682
Swiss Life Holding AG Registered Shares	2,823	1,422
Zurich Insurance Group AG	10,603	4,336
		7,149

Taiwan—5.2%
E.Sun Financial Holding Co., Ltd.	742,778	699
Getac Technology Corp.	243,000	448
Micro-Star International Co., Ltd.	484,000	2,232
Taiwan Semiconductor Manufacturing Co., Ltd.	153,000	3,164
Vanguard International Semiconductor Corp.	172,000	923
		7,466

United Kingdom—7.4%
3i Group plc	33,237	571
BAE Systems plc	191,060	1,447
London Stock Exchange Group plc	43,928	4,402
Rio Tinto plc	65,610	4,301
		10,721

United States—9.5%
American Tower Corp.	12,784	3,393
Broadcom, Inc.	11,988	5,813
Gentex Corp.	44,000	1,451
Global Payments, Inc.	13,869	2,186
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Southern Copper Corp.	14,860	$ 834
		13,677

Total Common Stocks (Identified Cost $120,395)		134,330

Total Long-Term Investments—97.1% (Identified Cost $126,885)		140,231

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	1,114,652	$ 1,115
Total Short-Term Investment (Identified Cost $1,115)		1,115

TOTAL INVESTMENTS—97.9% (Identified Cost $128,000)		$141,346
Other assets and liabilities, net—2.1%		2,999
NET ASSETS—100.0%		$144,345

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	19%
United States	11
United Kingdom	8
Japan	8
Singapore	6
France	5
South Korea	5
Other	38
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$134,330	$32,209	$102,121
Preferred Stock	5,901	—	5,901
Money Market Mutual Fund	1,115	1,115	—
Total Investments	$141,346	$33,324	$108,022
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ INTERNATIONAL VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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